Segments and Geographical Information - Schedule of Revenue is Disaggregated by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	$ 39,949	$ 44,179	$ 41,511
RFID Division [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	12,877	13,713	15,318
Intelligent Robotics [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	1,410	1,742	961
Supply Chain Solutions [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	25,829	28,845	25,232
Intercompany [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	(167)	(121)
At a point of time [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	38,595	42,493	39,673
At a point of time [Member] | RFID Division [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	11,523	12,027	13,480
At a point of time [Member] | Intelligent Robotics [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	1,410	1,742	961
At a point of time [Member] | Supply Chain Solutions [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	25,829	28,845	25,232
At a point of time [Member] | Intercompany [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	(167)	(121)
Over a period of time [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	1,354	1,686	1,838
Over a period of time [Member] | RFID Division [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	1,354	1,686	1,838
Over a period of time [Member] | Intelligent Robotics [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition
Over a period of time [Member] | Supply Chain Solutions [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition
Over a period of time [Member] | Intercompany [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition